UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ---------------------------

Check here if Amendment [X];  Amendment Number: 2
   This Amendment (Check only one.):        [X] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Nikos Hecht
            --------------------------------------------------
Address:    314 S. Galena Street, Suite 300
            --------------------------------------------------
            Aspen, CO 81611
            --------------------------------------------------

Form 13F File Number:  28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nikos Hecht
            --------------------------------------------------
Title:      N/A
            --------------------------------------------------
Phone:      212-698-8006
            --------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Nikos Hecht                  New York, New York           August 14, 2007
--------------------------    -------------------------    ---------------------
  [Signature]                      [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                   0
                                             ---------------
Form 13F Information Table Entry Total:             23
                                             ---------------
Form 13F Information Table Value Total:          $171,647
                                             ---------------
                                               (thousands)



List of Other Included Managers:
None.




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

                                                   FORM 13F INFORMATION TABLE


     COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8
---------------------------  ------------   ---------  --------   -------------------  ----------   --------  ----------------------
                               TITLE OF                 VALUE     SHRS OR    SH/ PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS        CUSIP     (x$1000)   PRN AMT    PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
---------------------------  ------------   ---------  --------   --------   --- ----  ----------   --------  --------  ------  ----
ACCURIDE CORP                COMMON STOCK   004398103     9554     620,000    SH          SOLE                 620,000
------------------------------------------------------------------------------------------------------------------------------------
CINCINNATI BELL INC          COMMON STOCK   171871106      185      32,000    SH          SOLE                  32,000
------------------------------------------------------------------------------------------------------------------------------------
CENTENNIAL
COMMUNICATIONS
CORP                         COMMON STOCK   15133V208     5718     602,500    SH          SOLE                 602,500
------------------------------------------------------------------------------------------------------------------------------------
COLEY PHARMACEUTICAL
GROUP INC                    COMMON STOCK   19388P106     3610   1,000,000    SH          SOLE               1,000,000
------------------------------------------------------------------------------------------------------------------------------------
CONSTAR INTERNATIONAL INC    COMMON STOCK   21036U107     3791     616,376    SH          SOLE                 616,376
------------------------------------------------------------------------------------------------------------------------------------


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

                                                   FORM 13F INFORMATION TABLE


     COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8
---------------------------  ------------   ---------  --------   -------------------  ----------   --------  ----------------------
                               TITLE OF                 VALUE     SHRS OR    SH/ PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS        CUSIP     (x$1000)   PRN AMT    PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
---------------------------  ------------   ---------  --------   --------   --- ----  ----------   --------  --------  ------  ----
DORAL FINANCIAL CORP         COMMON STOCK   25811P100      321     272,000    SH          SOLE                 272,000
------------------------------------------------------------------------------------------------------------------------------------
FIBER TOWER                  COMMON STOCK   31567R100    62897  14,525,839    SH          SOLE              14,525,839
------------------------------------------------------------------------------------------------------------------------------------
HAYES LEMMERZ INTL INC       COMMON STOCK   420781304    23207   4,337,732    SH          SOLE               4,337,732
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC   COMMON STOCK   52729N100      319      54,500    SH          SOLE                  54,500
------------------------------------------------------------------------------------------------------------------------------------
LIN TV CORP                  COMMON STOCK   532774106     3143     167,100    SH          SOLE                 167,100
------------------------------------------------------------------------------------------------------------------------------------


                                                   FORM 13F INFORMATION TABLE


     COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8
---------------------------  ------------   ---------  --------   -------------------  ----------   --------  ----------------------
                               TITLE OF                 VALUE     SHRS OR    SH/ PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS        CUSIP     (x$1000)   PRN AMT    PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
---------------------------  ------------   ---------  --------   --------   --- ----  ----------   --------  --------  ------  ----
NEOPHARM INC                 COMMON STOCK   640919106     2169   1,886,000    SH          SOLE               1,886,000
------------------------------------------------------------------------------------------------------------------------------------
NEXSTAR BROADCASTING
 GROUP INC                   COMMON STOCK   65336K103     3210     244,300    SH          SOLE                 244,300
------------------------------------------------------------------------------------------------------------------------------------
NUVELO INC                   COMMON STOCK   67072M301     7070   2,599,300    SH          SOLE               2,599,300
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INC     COMMON STOCK   749121109      579      59,700    SH          SOLE                  59,700
------------------------------------------------------------------------------------------------------------------------------------
REVLON INC                   COMMON STOCK   761525500      235     171,700    SH          SOLE                 171,700
------------------------------------------------------------------------------------------------------------------------------------
RURAL CELLULAR CORP          COMMON STOCK   781904107      491      11,200    SH          SOLE                  11,200
------------------------------------------------------------------------------------------------------------------------------------
SINCLAIR BROADCAST
 GROUP INC                   COMMON STOCK   829226109     6257     440,000    SH          SOLE                 440,000
------------------------------------------------------------------------------------------------------------------------------------


                                                   FORM 13F INFORMATION TABLE


     COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8
---------------------------  ------------   ---------  --------   -------------------  ----------   --------  ----------------------
                               TITLE OF                 VALUE     SHRS OR    SH/ PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS        CUSIP     (x$1000)   PRN AMT    PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
---------------------------  ------------   ---------  --------   --------   --- ----  ----------   --------  --------  ------  ----
SPECTRUM BRANDS INC          COMMON STOCK   84762L105     6432     950,000    SH          SOLE                 950,000
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP           COMMON STOCK   852061100     5178     250,000    SH          SOLE                 250,000
------------------------------------------------------------------------------------------------------------------------------------
TELIK INC                    COMMON STOCK   87959M109     8689   2,270,500    SH          SOLE               2,270,500
------------------------------------------------------------------------------------------------------------------------------------
TERRA INDUSTRIES INC         COMMON STOCK   880915103    11820     464,970    SH          SOLE                 464,970
------------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP               CONV NOTE      834182AT4     4673   4,900,000    SH          SOLE               4,900,000
------------------------------------------------------------------------------------------------------------------------------------
YOUNG BROADCASTING INC       COMMON STOCK   987434107     2099     568,900    SH          SOLE                 568,900
------------------------------------------------------------------------------------------------------------------------------------

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